UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPH Asset Management LLC
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Address:   1111 Bagby Street, Suite 2350
           --------------------------------------------------
           Houston, Texas 77002
           --------------------------------------------------

           --------------------------------------------------

         Form 13F File Number:  028-14725
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Walker Moody
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     713-333-7688
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/    Walker Moody                Houston, Texas           May 15, 2013
----------------------------   ------------------------  -------------------
       [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:               48
                                               -------------

Form 13F Information Table Value Total:            $116,431
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACCESS MIDSTREAM PARTNERS L  UNIT             00434L109      404   10,000 SH       SOLE       0         10,000      0    0
AES CORP                     COM              00130H105    3,761  299,196 SH       SOLE       0        299,196      0    0
AMERICAN WTR WKS CO INC NEW  COM              030420103    5,967  144,000 SH       SOLE       0        144,000      0    0
ANADARKO PETE CORP           COM              032511107      227    2,600 SH       SOLE       0          2,600      0    0
ARCH COAL INC                COM              039380100      130   23,900 SH       SOLE       0         23,900      0    0
ATLAS ENERGY LP              COM UNITS LP     04930A104    3,213   72,965 SH       SOLE       0         72,965      0    0
BREITBURN ENERGY PARTNERS LP COM UT LTD PTN   106776107    1,462   72,968 SH       SOLE       0         72,968      0    0
CALPINE CORP                 COM NEW          131347304    3,877  188,223 SH       SOLE       0        188,223      0    0
CALUMET SPECIALTY PRODS PTNR UT LTD PARTNER   131476103      228    6,114 SH       SOLE       0          6,114      0    0
CENTERPOINT ENERGY INC       COM              15189T107    3,122  130,298 SH       SOLE       0        130,298      0    0
CRESTWOOD MIDSTREAM PRTNERS  COM UNITS REPSTG 226372100      203    8,500 SH       SOLE       0          8,500      0    0
DCP MIDSTREAM PARTNERS LP    COM UT LTD PTN   23311P100    3,422   73,408 SH       SOLE       0         73,408      0    0
DUKE ENERGY CORP NEW         COM NEW          26441C204    2,019   27,816 SH       SOLE       0         27,816      0    0
EAGLE ROCK ENERGY PARTNERS L UNIT             26985R104      456   46,461 SH       SOLE       0         46,461      0    0
EDISON INTL                  COM              281020107    3,578   71,100 SH       SOLE       0         71,100      0    0
ENBRIDGE ENERGY MANAGEMENT L SHS UNITS LLI    29250X103      377   12,486 SH       SOLE       0         12,486      0    0
ENBRIDGE INC                 COM              29250N105    1,210   26,000 SH       SOLE       0         26,000      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100    1,813   30,999 SH       SOLE       0         30,999      0    0
ENERGY TRANSFER PRTNRS L P   UNIT LTD PARTN   29273R109      253    5,000 SH       SOLE       0          5,000      0    0
ENTERPRISE PRODS PARTNERS L  COM              293792107    4,097   67,950 SH       SOLE       0         67,950      0    0
EV ENERGY PARTNERS LP        COM UNITS        26926V107    1,366   25,036 SH       SOLE       0         25,036      0    0
HALCON RES CORP              COM NEW          40537Q209      190   24,400 SH       SOLE       0         24,400      0    0
INERGY L P                   UNIT LTD PTNR    456615103    6,881  336,787 SH       SOLE       0        336,787      0    0
INERGY MIDSTREAM LP          U LTD PARTNERS   45671U106      206    8,421 SH       SOLE       0          8,421      0    0
ITC HLDGS CORP               COM              465685105    5,075   56,858 SH       SOLE       0         56,858      0    0
KINDER MORGAN INC DEL        COM              49456B101    6,677  172,631 SH       SOLE       0        172,631      0    0
KINDER MORGAN MANAGEMENT LLC SHS              49455U100    6,707   76,341 SH       SOLE       0         76,341      0    0
LINN ENERGY LLC              UNIT LTD LIAB    536020100    4,429  116,849 SH       SOLE       0        116,849      0    0
MAGELLAN MIDSTREAM PRTNRS LP COM UNIT RP LP   559080106    1,100   20,591 SH       SOLE       0         20,591      0    0
NEXTERA ENERGY INC           COM              65339F101    3,123   40,200 SH       SOLE       0         40,200      0    0
NISOURCE INC                 COM              65473P105    3,421  116,600 SH       SOLE       0        116,600      0    0
NORTHEAST UTILS              COM              664397106    2,608   60,000 SH       SOLE       0         60,000      0    0
NRG ENERGY INC               COM NEW          629377508    3,669  138,500 SH       SOLE       0        138,500      0    0
ONEOK INC NEW                COM              682680103    4,448   93,302 SH       SOLE       0         93,302      0    0
PHILLIPS 66                  COM              718546104      203    2,900 SH       SOLE       0          2,900      0    0
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN   726503105      791   14,000 SH       SOLE       0         14,000      0    0
PPL CORP                     COM              69351T106    2,586   82,600 SH       SOLE       0         82,600      0    0
QR ENERGY LP                 UNIT LTD PRTNS   74734R108    3,688  208,497 SH       SOLE       0        208,497      0    0
SCHLUMBERGER LTD             COM              806857108      336    4,490 SH       SOLE       0          4,490      0    0
SPECTRA ENERGY CORP          COM              847560109    2,634   85,648 SH       SOLE       0         85,648      0    0
TARGA RES CORP               COM              87612G101    1,331   19,582 SH       SOLE       0         19,582      0    0
TESORO LOGISTICS LP          COM UNIT LP      88160T107    1,559   28,889 SH       SOLE       0         28,889      0    0
VALERO ENERGY CORP NEW       COM              91913Y100      250    5,500 SH       SOLE       0          5,500      0    0
WEATHERFORD INTERNATIONAL LT REG SHS          H27013103      274   22,600 SH       SOLE       0         22,600      0    0
WESTAR ENERGY INC            COM              95709T100    1,161   35,000 SH       SOLE       0         35,000      0    0
WESTERN GAS EQUITY PARTNERS  COMUNT LTD PT    95825R103    1,169   34,160 SH       SOLE       0         34,160      0    0
WILLIAMS COS INC DEL         COM              969457100    5,992  159,962 SH       SOLE       0        159,962      0    0
WILLIAMS PARTNERS L P        COM UNIT L P     96950F104    4,738   91,475 SH       SOLE       0         91,475      0    0
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